SHARE CAPITAL AND RELATED INFORMATION	12 Months Ended
Jun. 30, 2011
Stockholders Equity Note [Abstract]
SHARE CAPITAL AND RELATED INFORMATION

7. SHARE CAPITAL AND RELATED INFORMATION

a) Warrants

	2011
	Warrants Outstanding	Weighted average exercise price	Expiry date	Weighted average remaining life (years)

Balance, beginning of year	2,000,000	$ 1.80	September 24, 2011	0.24
Issued	4,542,500	$ 1.80	December 23, 2012	1.48
Issued	544,050	$ 1.40	December 23, 2012	1.48
Exercised	(10,000)	$ 1.80
Expired	(2,541)	$ 1.80
Balance, end of year	7,074,009	$ 1.77		1.13

	2010
	Warrants Outstanding	Weighted average exercise price	Expiry date	Weighted average remaining life (years)

Balance, beginning of year	6,000,000	$ 1.43		0.88
Exercised	(2,307,333)	$ 1.25
Expired	(1,692,667)	$ 1.25
Balance, end of year	2,000,000	$ 1.80	September 24, 2010	0.24

	2009
	Warrants Outstanding	Weighted average exercise price	Expiry date	Weighted average remaining life (years)

Balance, beginning of year	4,000,000	$ 1.25	March 11,2010	0.70
Issued	2,000,000	$ 1.80	September 24, 2010	1.24
Balance, end of year	6,000,000	$ 1.43		0.88

On September 13, 2010, Kimber announced the extension of the expiry date of the warrants issued in connection with its private placement financing which closed on September 24, 2008. The expiry date of the warrants to purchase 1,997,459 common shares at a purchase price of $1.80 per share expiring on September 24, 2010 was extended to September 24, 2011. The accounting impact of this extension was not material.

b) Stock Options

On December 12, 2007, the shareholders of Kimber approved the adoption of a new 2007 Stock Option Plan that allows for the grant of stock options up to 10% of the issued and outstanding common shares from time to time, less the number of stock options outstanding under Kimber’s former 2002 Stock Option Plan.

The exercise price is generally set at the closing price on the last trading date preceding the date of their grant and vests in accordance with the determination of the Board of Directors, generally one third on the date of grant and an additional one third at the end of each nine month period thereafter.

Summary of stock option activity:

	2011		2010		2009
	Options Outstanding	Weighted average exercise price	Options Outstanding	Weighted average exercise price	Options Outstanding	Weighted average exercise price

Balance, beginning of year	4,705,715	$ 1.09	4,022,000	$ 1.16	3,132,000	$ 1.44
Granted	1,175,000	1.38	1,137,500	1.15	1,370,000	0.65
Exercised	(79,500)	0.72	(3,333)	0.65	(200,000)	0.73
Forfeited	(124,890)	0.95	(70,452)	0.83	(205,000)	1.97
Expired	(210,000)	1.61	(380,000)	2.12	(75,000)	2.05
Balance, end of year	5,466,325	$ 1.14	4,705,715	$ 1.09	4,022,000	$ 1.16

Exercisable, end of year	4,287,992	$ 1.09	3,497,375	$ 1.13	2,907,000	$ 1.35

The total intrinsic value of options exercised during the years ended June 30, 2011, 2010 and 2009 was $48,255, $1,500, and $104,000, respectively.

As of June 30, 2011, options vested and expected to vest totaled 5,466,325 (June 30, 2010; 4,705,175 and June 30, 2009; 4,022,000) and had an aggregate intrinsic value of $2,827,627 (June 30, 2010; $341,825 and June 30, 2009; $nil).

As of June 30, 2011, options exercisable totaled 4,287,992 (June 30, 2010; 3,497,375 and June 30, 2009; 2,907,000) and had an aggregate intrinsic value of $2,519,719 (June 30, 2010; $253,974 and June 30, 2009; $nil).

Stock options outstanding and exercisable at June 30, 2011 are as follows:

Exercise price	Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average remaining life (years)	Expiry date

$ 2.40	150,000	0.05	150,000	0.05	July 18, 2011
2.59	100,000	0.36	100,000	0.36	November 9, 2011
2.67	50,000	0.47	50,000	0.47	December 18, 2011
1.95	400,000	0.79	400,000	0.79	April 12, 2012
0.85	25,000	1.23	25,000	1.23	September 20, 2012
0.86	400,000	1.25	400,000	1.25	September 28, 2012
0.78	400,000	1.42	400,000	1.42	November 29, 2012
0.79	500,000	1.62	500,000	1.62	February 12, 2013
0.65	1,203,715	2.59	1,203,715	2.59	January 29, 2014
1.15	1,062,610	3.62	726,777	3.62	February 12, 2015
1.38	1,150,000	4.61	332,500	4.61	February 8, 2016
1.60	25,000	4.95	-	-	June 9, 2016
	5,466,325	2.69	4,287,992	2.23
Weighted average exercise price	$1.14		$1.09

Stock options outstanding at June 30, 2011 include 152,500 performance options which were granted on February 8, 2011 with an exercise price of $1.38 and 25,000 performance options granted on June 9, 2011 with an exercise price of $1.60. These options were not exercisable at June 30, 2011.

The weighted average fair value of stock options granted is discussed below and was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

The expected life of options granted is derived from historical data on employee exercise and post-vesting employment termination behaviour. Expected volatility is based on the historical volatility of Kimber’s stock.

	2011	2010	2009
Risk-free interest rate	1.64%	1.21%	1.11%
Estimated share price volatility	81%	82%	72%
Expected lives	3 years	3 years	3 years
Dividend	nil	nil	nil

Stock based compensation expense for the year ended June 30, 2011 was $694,922 (2010: $551,106; 2009: $428,398) and has been included in salaries and benefits for those periods and credited to contributed surplus.

The weighted average grant date fair value of options granted during the year ended June 30, 2011 was $0.73 (June 30, 2010; $0.59, June 30, 2009; $0.31) per option.

For stock options granted and not vested, compensation expense is recognizable in future years as follows:

June 30, 2012	$ 384,159
June 30, 2013	40,782
$ 424,941

c) Private Placements

i) On September 24, 2008, Kimber closed a non-brokered private placement of 4,000,000 units raising gross proceeds of $5 million. Each unit was priced at $1.25 and consisted of one common share plus one half of one non-transferable common share purchase warrant. Each whole warrant entitles the holder to purchase one additional common share at a price of $1.80 per warrant for a period of 24 months from the date on which the units were issued. Finder’s fees of seven per cent of certain of the proceeds were paid, totaling $332,500.

Kimber allocated $175,015 to contributed surplus related to the value of the warrants which were issued as part of the private placement. The value of the warrants was calculated using the Black-Scholes model with the following assumptions, risk free interest rate 2.93%, expected share price volatility 35%, expected life of warrant two years.

ii) On February 10, 2010, Kimber completed a public offering of common shares. Subscription agreements were received for 3,142,000 common shares on this date. Gross proceeds of the offering were $3,365,082 (US$3,142,000). The placement agent’s commission was 4.5%, for a commission amount of $151,429 (US$141,390) resulting in net proceeds of $3,213,653 (US$3,000,610). On March 8, 2010, Kimber announced the close of the sale of 471,300 common shares pursuant to the exercise in full of the agent’s over-allotment option, for gross proceeds of $484,496 (US$471,300). The placement agent’s commission was 4.5%, for a commission amount of $21,787 (US$21,209) for net proceeds of $462,709 (US$450,091). Total gross proceeds of the public offering were $3,849,578 (US$3,613,300). The remaining expenses of the offering were $425,857 resulting in net proceeds of $3,423,721.

iii) On December 23, 2010, Kimber closed a $12,719,000 offering consisting of 9,085,000 units issued at a price of $1.40 per unit. Each unit consisted of one common share of Kimber and one-half of one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of Kimber for a period of two years following the closing at a price of $1.80. Kimber allocated $659,595 to contributed surplus for the relative value of the warrants which were issued as part of the offering. The value of the warrants was calculated using the Black-Scholes model with the following assumptions, risk free interest rate of 1.70%, expected share price volatility of 35%, expected life of warrant of 2 years, and a dividend yield of nil.

The underwriters received a cash commission of 6.5% of the gross proceeds raised through the offering, except with respect to the sale of 715,000 units to certain purchasers introduced by Kimber (“President’s List”) in which a cash commission of 4% was paid to the underwriters. The underwriters also received 544,050 warrants equal to 6.5% of the units issued through the offering, excluding the units deemed as part of the President’s List. Each underwriter warrant entitles the holder to purchase one common share of Kimber for a period of two years following the closing at a price of $1.40. Total share issue costs of $1,230,964 were incurred related to the offering, which includes the commissions of $801,710, the fair value of the underwriter warrants of $146,081, and other issue costs of $283,173.

The value of the underwriter warrants was calculated using the Black-Scholes model with the following assumptions, risk free interest rate of 1.70%, expected share price volatility of 35%, expected life of warrant of 2 years, and a dividend yield of nil. The issue costs, net of the underwriter warrants, totaling $1,084,883, were allocated $1,028,621 to share capital and $56,262 to contributed surplus respectively.